Opus Small Cap Value ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Basic Materials - 3.2%
Ashland, Inc.	40,484	$3,912,778
Hawkins, Inc.	55,691	5,786,295
United States Lime & Minerals, Inc.	24,713	2,101,841
		11,800,914

Consumer, Cyclical - 13.3%
Boyd Gaming Corporation	63,412	3,859,888
Casey's General Stores, Inc.	26,038	10,098,578
Copa Holdings SA - Class A	34,774	3,086,192
Gentex Corporation	146,397	4,547,091
KB Home	101,285	8,718,613
Marriott Vacations Worldwide Corporation	24,788	2,096,569
Murphy USA, Inc.	11,040	5,574,317
RCI Hospitality Holdings, Inc.	42,254	2,090,728
Texas Roadhouse, Inc.	50,513	8,820,075
		48,892,051

Consumer, Non-cyclical - 13.5%
Bruker Corporation	36,934	2,530,348
Chemed Corporation	14,228	8,112,237
Encompass Health Corporation	66,554	6,185,529
Ensign Group, Inc.	67,423	9,489,787
EVERTEC, Inc.	94,113	3,244,075
Hackett Group, Inc.	164,827	4,496,481
ICF International, Inc.	42,924	6,314,120
Kforce, Inc.	80,255	5,575,315
Service Corporation International	46,570	3,721,409
		49,669,301

Energy - 12.3%
Chord Energy Corporation	41,932	7,198,047
Civitas Resources, Inc.	53,312	3,719,045
Helmerich & Payne, Inc.	123,872	5,006,906
Kimbell Royalty Partners LP	210,366	3,466,832
Northern Oil and Gas, Inc.	174,991	7,557,861
Range Resources Corporation	103,294	3,225,872
Sitio Royalties Corporation - Class A	199,082	4,847,647
Viper Energy, Inc.	237,983	10,154,734
		45,176,944

Financial - 27.2%(a)
Agree Realty Corporation	48,362	3,335,527
American Homes 4 Rent - Class A	90,818	3,277,622
Apple Hospitality REIT, Inc.	162,009	2,396,113
Compass Diversified Holdings	247,544	5,955,909
EastGroup Properties, Inc.	29,116	5,444,401
Enterprise Financial Services Corporation	108,819	5,753,261
Essential Properties Realty Trust, Inc.	162,413	4,805,801
Four Corners Property Trust, Inc.	92,289	2,504,723
German American Bancorp, Inc.	115,833	4,556,870
Hanover Insurance Group, Inc.	46,598	6,406,759
Hingham Institution for Savings	13,176	3,276,739
Home BancShares, Inc.	160,080	4,535,066
Kemper Corporation	53,004	3,395,436
Ladder Capital Corporation	315,651	3,787,812
Lakeland Financial Corporation	69,722	4,778,049
National Storage Affiliates Trust	66,206	2,818,389
Old Second Bancorp, Inc.	265,191	4,487,032
Primerica, Inc.	27,111	6,825,736
Seacoast Banking Corporation of Florida	192,231	5,351,711
Stock Yards Bancorp, Inc.	82,817	5,152,874
Terreno Realty Corporation	56,924	3,894,171
Washington Trust Bancorp, Inc.	95,992	3,072,704
West BanCorp, Inc.	213,189	4,421,540
		100,234,245

Industrial - 20.9%
AptarGroup, Inc.	33,267	4,889,584
Arcosa, Inc.	69,164	6,426,027
Comfort Systems USA, Inc.	19,523	6,489,836
Curtiss-Wright Corporation	19,424	5,724,253
Franklin Electric Company, Inc.	25,500	2,718,810
Graco, Inc.	48,386	4,115,229
Graphic Packaging Holding Company	137,200	4,129,720
Kadant, Inc.	21,795	7,660,724
Landstar System, Inc.	22,193	4,222,218
Lincoln Electric Holdings, Inc.	18,219	3,742,365
nVent Electric plc	54,320	3,945,262
Owens Corning	39,747	7,408,046
Tetra Tech, Inc.	39,512	8,425,539
UFP Industries, Inc.	54,222	7,153,508
		77,051,121

Technology - 2.3%
Amdocs, Ltd.	33,051	2,890,971
Sapiens International Corporation NV	148,313	5,769,376
		8,660,347

Utilities - 4.0%
California Water Service Group	94,313	5,041,973
New Jersey Resources Corporation	84,890	3,968,607
Otter Tail Corporation	59,856	5,801,244
		14,811,824
TOTAL COMMON STOCKS (Cost $302,510,721)		356,296,747

SHORT-TERM INVESTMENTS - 3.1%	Shares
Money Market Funds - 3.1%
First American Treasury Obligations Fund - Class X, 5.20% (b)	11,342,596	11,342,596
TOTAL SHORT-TERM INVESTMENTS (Cost $11,342,596)		11,342,596

TOTAL INVESTMENTS - 99.8% (Cost $313,853,317)		367,639,343
Other Assets in Excess of Liabilities - 0.2%		611,331
NET ASSETS - 100.0%		$368,250,674

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Opus Small Cap Value ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$356,296,747	$–	$–	$356,296,747
Money Market Funds	11,342,596	–	–	11,342,596
Total Investments	$367,639,343	$–	$–	$367,639,343

Refer to the Schedule of Investments for further disaggregation of investment categories.